Commitments and Contingencies (Details) - Schedule of future minimum payments required under the lease	Sep. 30, 2022 USD ($)
Schedule Of Future Minimum Payments Required Under The Lease Abstract
2023	$ 534,880
2024	541,905
2025	513,507
2026	528,589
2027	544,122
Thereafter	892,399
Total lease payments	3,555,402
Less: Amounts representing interest	(1,140,416)
Total lease obligations	2,414,986
Less: Current	(279,593)
Total	$ 2,135,393